Shareholders Equity (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Shareholders Equity [Line Items]
Public warrants shares	6,660,000
Ordinary shares	3,330,000
Price per share warrants | $ / shares	$ 0.01
PTK Warrant [Member]
Shareholders Equity [Line Items]
Price per share | $ / shares	11.5
Public Warrants [Member]
Shareholders Equity [Line Items]
Price per share | $ / shares	$ 11.5
Public warrants shares	11,500,000
Ordinary shares	5,750,000
Private Warrants [Member]
Shareholders Equity [Line Items]
Public warrants shares	6,660,000
Public Warrants [Member]
Shareholders Equity [Line Items]
Price per share | $ / shares	$ 18